Stock-based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Schedule of stock-based compensation
	Three months ended June 30,		Six Months Ended June 30,
(in thousands)	2022	2021	2022	2021
Cost of assay services revenue	$292	$92	$583	$181
Cost of product revenue	18	5	25	6
Research and development	1,834	871	3,566	1,574
Selling, general and administrative	7,316	3,796	13,957	6,255
Total stock-based compensation	$9,460	$4,764	$18,131	$8,016

	Year Ended December 31,
(in thousands)	2021	2020
Cost of assay services revenue	$633	$413
Cost of product revenue	14	14
Research and development	10,958	4,173
Selling, general and administrative	16,810	10,572
Total stock-based compensation	$28,415	$15,172

Schedule of stock option and RSU activity
	Stock Options(1)	RSUs(2)
Outstanding as of December 31, 2021	19,702,845	—
Granted	5,702,256	557,756
Exercised	(1,866,556)	—
Forfeited	(505,952)	(11,044)
Expired	—	n/a
Outstanding as of June 30, 2022	23,032,593	546,712

Schedule of stock option activity
(in thousands, except share and per share data)	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2020	11,350,934	$3.92
Granted	10,271,113	$7.49
Exercised	(1,311,307)	$3.05
Forfeited	(453,551)	$4.54
Expired	(154,344)	$2.26
Outstanding as of December 31, 2021	19,702,845	$5.83	8.31	$115,314
Exercisable as of December 31, 2021	7,554,433	$3.88	6.77	$58,655
Vested and expected to vest as of December 31, 2021	17,144,896	$5.67	8.17	$103,148

Schedule of assumptions used for valuing stock options granted
Year Ended December 31,
	2021	2020
Expected dividend yield	—%	—%
Expected volatility	71.4 – 92.8%	83.5 – 92.0%
Risk-free interest rate	0.64 – 1.38%	0.32 – 0.54%
Expected weighted-average life of options	6.04 years	5.95 years